Label	Element	Value
Innovator Growth Accelerated Plus ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 4.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.60%
Innovator Growth Accelerated Plus ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 409.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.80%
Innovator Growth Accelerated Plus ETF - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 435.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(35.60%)